Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before income tax	$ (172,016)	$ (379,770)
Statutory income tax rates	23.00%	23.00%
Expected income tax recovery	$ (39,564)	$ (87,347)
Non-deductible share-based compensation	4,954	2,508
Revaluation of the fair value of warrant liabilities	0	(2,461)
Non-controlling interest	(1,118)	8,167
Non-deductible portion of capital losses	1,107	7,458
Other non-deductible expenses	2,937	5,409
Goodwill impairment	0	35,919
Deferred tax benefits not recognized	35,322	23,005
Income tax (recovery) expense	$ 0	$ (7,342)